Sales	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Revenues

4.1    Revenue

The presentation of revenue is disaggregated by category and segment in the Note “Segment information” (see Note 1.1). Breakdown of revenues by source is as follows:

–  Mobile services only: mobile services revenue is generated by incoming and outgoing calls (voice, SMS and data), excluding convergent services (see below);

–  Fixed services only: revenue from fixed services includes fixed broadband and narrowband services, excluding convergent services (see below) and fixed network business solutions, including voice and data;

–  Convergence packages: these include revenue from convergence packages for the Mass market (Internet + Mobile products);

–  Equipment sales: all equipment sales (mobile phones, broadband equipment, connected objects and accessories), excluding sales of equipment related to integration and information technology services and sales of equipment to external distributors and brokers, presented in “Other revenue”;

–  IT & integration services : IT & integration services revenue includes unified communication and collaboration services (LAN and telephony, consultancy, integration, project management), hosting and infrastructure services (including Cloud computing), applications services (customer relations management and other applications services), security services, video conferencing offers as well as sales of equipment related to the above products and services;

–  Carrier services (Wholesale): roaming revenue from customers of other networks (national and international), revenue from Mobile Virtual Network Operators (MVNO) and from network sharing, among others;

–  Other revenue: equipment sales to external distributors and brokers.

Accounting policies

Most revenue falls within the application scope of IFRS 15 "Revenue from contracts with customers". Orange's products and services are offered to customers under service contracts only and contracts combining the equipment used to access services and/or other service offers. Revenue is recognized net of VAT and other taxes collected on behalf of governments.

–  Standalone service offers (mobile services only, fixed services only, convergent service)

Orange proposes to Mass market and Corporate markets customers a range of fixed and mobile telephone services, fixed and mobile Internet access services and content offers (TV, video, media, added-value audio service, etc.). Some contracts are for a fixed term (generally 12 or 24 months), while others may be terminated at short notice (i.e. monthly arrangements or portions of services).

Service revenue is recognized when the service is provided, based on use (e.g. minutes of traffic or bytes of data processed) or the period (e.g. monthly service costs).

Under some content offers, Orange may act solely as an agent enabling the supply by a third-party of goods or services to the customer and not as a principal in the supply of the content. In such cases, revenue is recognized net of amounts transferred to the third-party.

Contracts with customers generally do not include a material right, as the price invoiced for contracts and the services purchased and consumed by the customer beyond the specific scope (e.g. additional consumption, options, etc.) generally reflect their standalone selling prices. We have no significant impact related to contract modification for this type of contract. Service obligations transferred to the customer at the same pace are treated as a single obligation.

When contracts include contractual clauses covering commercial discounts (initial discount on signature of the contract or conditional on attaining a consumption threshold) or free offers (e.g. three months of subscription free of charge), the Group defers these discounts or free offers over the enforceable period of the contract (period during which the Group and the customer have a firm commitment). Where applicable, the consideration payable to the customer is recognized as a deduction from revenue in accordance with the specific terms and conditions of each contract.

If the performance obligations are not classified as distinct, the offer revenue is recognized on a straight-line over the contract term. The initial service connection in the context of a service contract and communication offer, is a good example. It is not generally separable from the service contract and communication offer and is therefore recognized in income over the average term of the expected contractual relationship.

–  Separate equipment sales

Orange proposes to Mass market and Corporate market customers several ways to buy their equipment (primarily mobile phones): equipment sales may be separate from or bundled with a services offer. When separate from a services offer, the amount invoiced is recognized in revenue on delivery and receivable immediately or in instalments over a period of up to 24 months. Where payment is received in instalments, the offer comprises a financial component and interest is calculated and deducted from the amount invoiced and recognized over the payment period in net finance costs.

Where Orange purchases and sells equipment to indirect channels, the Group generally considers that Orange maintains control until final resale to the end-customer (the distributor acts as an agent), even where ownership is transferred to the distributor. Sales proceeds are therefore recognized when the end-customer takes possession of the equipment (on activation).

–  Bundled equipment and services offers

Orange proposes numerous offers to its Mass market and Corporate market customers comprising equipment (e.g. a mobile terminal) and services (e.g. a communications contract).

Equipment revenue is recognized separately if the two components are distinct (i.e. if the customer can receive the services separately). Where one of the components in the offer is not at its separate selling price, revenue is allocated to each component in proportion to their individual selling prices. This is notably the case in offers combining the sale of a mobile phone at a reduced price, where the individual selling price of the mobile phone is considered equal to its purchase cost and logistics expenses plus a commercial margin based on market practice. The amount allocated to equipment sales is recognized under revenue on delivery in exchange for an contract asset, spread over the term of the services contract.

The provision of a Livebox® (Internet proprietary box) is neither a separate component of the Internet access service nor a lease, as Orange maintains control of the box.

–  Services including a build and run phase

Some Corporate market contracts include two phases: a build phase followed by the management of the IT platforms. Revenue recognition requires an analysis of the facts and circumstances of each contract in order to determine whether distinct performance obligations exist. Depending on the contract, the Group recognizes build phase revenue at completion if this phase is qualified as distinct. These contracts are generally multi-year, with scalable offers. On each contract modification, we assess the scope modification or its impact on the contract price in order to determine whether the amendment must be treated as a distinct contract, as if the existing contract were terminated and a new contract signed, or whether the amendment must be considered as a change to the existing contract.

–  Service offers to carriers (wholesale)

Three types of commercial agreements are entered into with Operator customers for domestic wholesale activities and International carrier offers:

–  Pay-as-you-go model: contract generally applied to “legacy” regulated activities (bit stream call termination, local loop access, roaming and certain data solution contracts), where contract services are not covered by a firm volume commitment. Revenue is recognized as the services are provided (which corresponds to transfer of control) over the contractual term;

–  Send-or-pay model: contract where the price, volume and term are defined. The customer has a commitment to pay the amount indicated in the contract irrespective of actual traffic consumed over the commitment period. This contract category notably includes certain MVNO (Mobile Virtual Network Operator), IDD (International Direct Dialing) or hubbing (call free floating) contracts. Related revenue is recognized progressively based on actual traffic during the period, to reflect transfer of control to the customer;

–  Mixed model: hybrid contract combining the “Pay-as-you-go “ and “Send-or-pay” models, comprising a fixed entry fee providing access to preferential pricing conditions for a given volume (“Send or pay” component) and invoicing of traffic consumption (“Pay-as-you-go” component). The entry fee invoiced under this type of commercial agreement is recognized progressively in revenue based on actual traffic over the period. The amount invoiced for the entry fee included in this type of commercial agreement is recognized progressively in revenue based on actual traffic over the period.

Agreements between major transit carriers are not billed (free peering) and therefore not recognized in revenue.

–  Service level commitment clause

The contracts entered into by Group and its customers include service level agreements regarding the processing of orders, deliveries and after sales support (delivery time, performance, service reinstatement time). If the Group fails to comply with one of these commitments, then it pays compensation to the end-customer, which is usually a tariff reduction. The projected amount of these penalties is deducted from revenue in the event that it is likely that the commitment is not or will not be fulfilled

–  Public-private service concession arrangements

The Group rolls-out and/or operates certain networks under service concessions, such as the public initiative networks implemented in France to roll-out optical fiber networks in less populated areas. Some contracts are analyzed in accordance with IFRIC 12, Service concession arrangements. When the Group builds a network, construction revenue is recognized in exchange for a right to receive consideration from either a public entity or users of the public service. This right is accounted for as:

–  an intangible asset, if the Group has a right to charge users of the public service. This asset is measured at the infrastructure fair value and amortized over the agreement period;

–  a financial receivable, if the Group has an unconditional right to receive payments from the public entity. This asset is measured at the infrastructure fair value and accounted for at amortized cost.

–  Leases

Orange lease revenue concerns either its regulatory obligation to lease technical sites to competitors, the supply of equipment under certain contracts with Enterprise markets, or occasionally, one-off leases to third-parties of excess space in certain buildings.

Lease revenues are recognized on a straight-line basis over the contract term, except for certain equipment leases to Enterprise market customers classified as finance leases; in such cases the equipment is considered sold on credit.

Other operating income

4.2    Other operating income

(in millions of euros)	2019	2018	2017
Net banking income	55	56	76
Tax credits and subsidies	33	42	40
Income from universal service	5	14	8
Brand & management fees (1)	2	6	14
Other income	625	462	475
Total	720	580	613

(1)	Invoiced to certain uncontrolled entities.

Net banking income (NBI) represents the net balance between banking products (fees charged to customers, interest from loans, banking activities retail commissions and other income from banking operations) and expenses from banking operations (interest paid in respect of bank loans, commissions paid and other expenses from banking operations).

It is prepared in accordance with accounting practices that are commonly used in France in the banking sector.

Other income is predominantly comprised of income on impaired trade receivables, rebilling of network sharing costs, income relating to line damages.

Trade receivables

4.3    Trade receivables

(in millions of euros)	2019	2018	2017 (1)
Net book value of trade receivables - in the opening balance	5,295	5,175	4,964
IFRS 9 transition impact	—	(22)	—
Net book value of trade receivables - including IFRS 9 transition impact	5,295	5,153	4,964
Business related variations	1	65	267
Changes in the scope of consolidation	50	90	6
Translation adjustment	28	(12)	(33)
Reclassifications and other items	(53)	(1)	(29)
Reclassification to assets held for sale	—	—	—
Net book value of trade receivables - in the closing balance	5,320	5,295	5,175

(1)	As authorized by IFRS 9 (see Note 2.3). Group has chosen not to restate the comparative periods 2016 and 2017.

Orange established a program of non-recourse sales of its deferred payment receivables in several countries. These receivables are derecognized from the balance sheet. The trade receivables sold as of December 31, 2019 in France, Poland and Spain generated an early receipt of respectively approximately 98 million euros (approximately 110 as of December 31, 2018), 68 million euros (new program set up in 2019) and 17 million euros (approximately 40 million euros as of December 31, 2018 and 84 million euros as of December 31, 2017).

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017(1)
Trade receivables depreciated according to their age	1,233	1,050	1,078
Trade receivables depreciated according to other criteria	579	600	443
Net trade receivables past due	1,812	1,650	1,521
Not past due (2)	3,508	3,645	3,655
Net trade receivables	5,320	5,295	5,175
o/w short-term trade receivables	5,044	4,995	4,851
o/w long-term trade receivables (3)	276	300	324
o/w net trade receivables from telecom activities	5,320	5,295	5,175
o/w net trade receivables from Orange Bank	—	—	—

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative period 2017
(2)	2018 not past due receivables are presented net of IFRS 9 provision for (23) millions of euros as of December 31, 2019 and (25) million euros as of December 31, 2018.
(3)	Includes receivables from sales of handset with payment on instalments that are payable in more than 12 months and receivables from financial lease offers on firm's equipment (see accounting policies).

Shown below is the aging table of the net trade receivables which are past due and impaired according to their age:

(in millions of euros)

The table below provides an analysis of the change in impairment for trade receivables in the statement of financial position:

(in millions of euros)	2019	2018	2017(1)
Allowances on trade receivables - in the opening balance	(816)	(760)	(774)
IFRS 9 transition impact	—	(22)	—
Allowances on trade receivables - including IFRS 9 transition impact	(816)	(782)	(774)
Net addition with impact on income statement (2)	(332)	(286)	(251)
Losses on trade receivables	271	255	257
Changes in the scope of consolidation	(1)	(2)	(1)
Translation adjustment	(5)	(1)	7
Reclassifications and other items	(5)	0	2
Reclassification to assets held for sale	—	—	—
Allowances on trade receivables - in the closing balance	(888)	(816)	(760)

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative period 2017.
(2)	The change in IFRS 9 provision for 2019 amounts to (2) million euros (it amounted to (3) for 2018).

Accounting policies

The trade receivables are mainly short-term with no stated interest rate and are measured at original invoice amount. Those receivables which include deferred payment terms over 12 or 24 months for the benefit of customers are discounted and classified as current items. Receivables from financial lease offers on firms’ equipment are recognized as current operating receivables because they are acquired in the normal course of business.

Impairment of trade receivables is based on three methods:

–  a collective statistical method: this is based on historical losses and leads to a separate impairment rate for each aging balance category. This analysis is performed over a homogenous group of receivables with similar credit characteristics because they belong to a customer category (mass-market, small offices and home offices);

–  a stand-alone method: the assessment of impairment probability and its amount are based on a set of relevant qualitative factors (ageing of late payment, other balances with the counterpart, rating from independent agencies, geographical area). This method is used for carriers and operators (national and international), local, regional and national authorities and for large accounts of Enterprise Communication Services;

–  a provisioning method based on anticipated loss: IFRS 9 requires recognition of expected losses on receivables immediately upon recognition of the financial instruments. In addition to the pre-existing provisioning system, the Group applies a simplified approach of anticipated impairment at the time the asset is recognized. The percentage applied depends on the maximum revenue non-recoverability rate.

Impairment losses identified for a group of receivables represent the step preceding impairment identification for individual receivables. When information is available (clients in bankruptcy or subject to equivalent judicial proceedings), these receivables are then excluded from the statistical impairment database and individually impaired.

The trade receivables may be part of securitization programs. When they are sold to consolidated special purpose entities, they are still recognized in the statement of financial position. Other sales to financial institutions may lead to their de-recognition where the risks and benefits are transferred as described by IFRS 9.

Customer contract net assets and liabilities

4.4 Customer contract net assets and liabilities

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Customer contract net assets (1)	771	784	815
Costs of obtaining a contract	258	233	250
Costs to fulfill a contract	181	149	139
Total customer contract net assets	1,209	1,166	1,204
Prepaid telephone cards	(212)	(221)	(241)
Connection fees	(665)	(706)	(725)
Loyalty programs	(38)	(38)	(43)
Other deferred revenue (2)	(1,163)	(1,025)	(1,002)
Other customer contract liabilities	(15)	(12)	(10)
Total deferred revenue related to customer contracts	(2,093)	(2,002)	(2,021)
Total customer contract net assets and liabilities	(884)	(836)	(817)

(1)	Assets net of remaining performance obligations.
(2)	Includes subscription fees.

The following tables give an analysis of the balances of customer contract net assets and the costs of acquiring and fulfilling them in the financial statements.

(in millions of euros)	2019	2018	2017
Customer contract net assets - in the opening balance	784	815	916
Business related variations(1)	(13)	(36)	(109)
Changes in the scope of consolidation	—	—	—
Translation adjustment	1	(1)	7
Reclassifications and other items	—	6	1
Reclassification to assets held for sale	—	—	—
Customer contract net assets - in the closing balance	771	784	815

(1)	Mainly includes the new customer contract assets net of related liabilities, the transfer of the net contract assets directly to trade receivables and impairment of the period.

Below is presented the change in deferred income on customer contracts (prepaid telephone cards, service access fees, loyalty programs and other unearned income) in the statement of financial position.

(in millions of euros)	2019	2018	2017
Deferred revenue related to customer contracts - in the opening balance	2,002	2,021	2,071
Business related variations	(20)	(18)	(40)
Changes in the scope of consolidation	101	7	—
Translation adjustment	13	2	(16)
Reclassifications and other items	(3)	(10)	6
Reclassification to assets held for sale	—	—	—
Deferred revenue related to customer contracts - in the closing balance	2,093	2,002	2,021

Accounting policies

Customer contract net assets and liabilities

The timing of revenue recognition may differ from customer invoicing.

Trade receivables presented in the consolidated statement of financial position represent an unconditional right to receive consideration (primarily cash), i.e. the services and goods promised to the customer have been transferred.

By contrast, contract assets mainly refer to amounts allocated per IFRS 15 as compensation for goods or services provided to customers for which the right to collect payment is subject to providing other services or goods under that same contract (or group of contracts). This is the case in a bundled offer combining the sale of a mobile phone and mobile communication services for a fixed-period, where the mobile phone is invoiced at a reduced price leading to the reallocation of a portion of amounts invoiced for telephone communication services to the supply of the mobile phone. The excess of the amount allocated to the mobile phone over the price invoiced is recognized as a contract asset and transferred to trade receivables as the service is invoiced.

Contract assets, like trade receivables, are subject to impairment for credit risk. The recoverability of contract assets is also verified, especially to cover the risk of impairment should the contract be interrupted. Recoverability may also be impacted by a change in the legal environment governing offers.

Contract liabilities represent amounts paid by customers to Orange before receiving the goods and/or services promised in the contract. This is typically the case for advances received from customers or amounts invoiced and paid for goods or services not transferred yet, such as contracts payable in advance or prepaid packages (previously recognized in deferred income).

Customer contract assets and liabilities are presented, respectively, in current assets and current liabilities since they are a normal part of the Group's operations.

(in millions of euros)	2019	2018	2017
Costs of obtaining a contract - in the opening balance	233	250	274
Business related variations	21	(14)	(30)
Changes in the scope of consolidation	1	—	—
Translation adjustment	1	(3)	6
Reclassifications and other items	1	0	—
Reclassification to assets held for sale	0	—	—
Costs of obtaining a contract - in the closing balance	258	233	250

(in millions of euros)	2019	2018	2017
Costs to fulfill a contract - in the opening balance	149	140	145
Business related variations	30	22	(5)
Changes in the scope of consolidation	0	—	—
Translation adjustment	2	3	—
Reclassifications and other items	0	(16)	—
Reclassification to assets held for sale	0	—	—
Costs to fulfill a contract - in the closing balance	181	149	140

Accounting policies

Cost of obtaining a contract

Where a telecommunications service contract is signed via a third-party distributor, this distributor may receive business provider remuneration, generally paid in the form of a commission for each contract or invoice-indexed commission. Where the Group considers the commission incremental and believes that it would not have been paid in the absence of the contract, the commission cost is estimated and capitalized in the balance sheet. It should be noted that the Group has adopted the simplification measure authorized by IFRS 15 to recognize the costs of obtaining contracts as an expense when they are incurred if the amortization period of the asset, it would have recognized in respect of them, would not have exceeded a year.

The costs of obtaining fixed-period mobile service contracts are capitalized and released to profit or loss on a straight-line over the enforceable contract term, as these costs are generally incurred each time the customer renews the fixed-period. The costs of obtaining fixed-period landline services for Mass market customers are expensed on a straight-line over the estimated period of the customer relationship. The costs of obtaining business and operator solutions contracts are not material.

Costs to fulfill a contract

Costs to fulfill a contract consist of all the initial contractual costs necessary to fulfill one or more performance obligations of a contract. These costs, when they qualify as non-distinct from the performance obligation, are capitalized and costs incurred are recorded on a time-apportioned basis over the effective period of the contract.

At Group level, these costs mainly concern contracts for Corporate customers, with, for example, design, installation, connection and migration fees that relate to a future performance obligation of the contract.

The assumptions underlying the period over which the costs of fulfilling a contract are expensed are periodically reviewed and adjusted in line with observations; termination of the contractual relationship with the customer results in the immediate expensing of the remaining deferred costs. Where the carrying amount of deferred costs exceeds the remaining consideration expected to be received for the transfer of the related goods and services, less expected costs relating directly to the transfer of these goods and services still to be incurred, the excess amount is similarly immediately expensed.

The cost of obtaining and fulfilling contracts impacted EBITDAaL in 2019 and adjusted EBITDA in 2018 and 2017.

The following table presents the transaction price assigned to unfulfilled performance obligations as of December 31, 2019. Unfulfilled performance obligations are the services that the Group is obliged to provide to customers during the remaining fixed term of the contract. As allowed by the simplification procedure in IFRS 15, these disclosures are only related to performance obligations with an initial term greater than one year.

(in millions of euros)	December
31, 2019
Less than one year	6,176
Between 1 and 2 years	2,660
Between 2 and 3 years	818
Between 3 and 4 years	433
Between 4 and 5 years	260
More than 5 years	430
Total remaining performance obligations	10,777

Accounting policies

Unfulfilled performance obligations

On the allocation of the total contract transaction price to identified performance obligations, a portion of the total transaction price can be allocated to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period. We have elected to apply certain available practical expedients when disclosing unfulfilled performance obligations, including the option to exclude expected revenues from unsatisfied obligations of contracts with an original expected duration of one year or less. These contracts are primarily monthly service contracts.

In addition, certain contracts offer customers the ability to purchase additional services. These additional services are not included in the transaction price and are recognized when the customer exercises the option (generally on a monthly basis). They are not therefore included in unfulfilled performance obligations.

Some multi-year service contracts with Corporate business customers and Operator customers include fixed monthly costs and variable user fees.

These variable user fees are excluded from the table of unfulfilled performance obligations.

Deferred income

4.5    Deferred income

(in millions of euros)	2019	2018	2017
Deferred income - in the opening balance	58	76	84
Business related variations	0	(42)	(8)
Changes in the scope of consolidation	0	2	0
Translation adjustment	0	0	(2)
Reclassifications and other items	(6)	22	2
Reclassification to assets held for sale	—	—	—
Deferred income - in the closing balance	51	58	76

Other assets

4.6    Other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2019	2018	2017
Advances and downpayments	101	84	92
Submarine cable consortiums (1)	168	130	157
Security deposits paid	93	97	79
Orange Money - restriction of electronic money (1)	613	497	408
Others	408	473	468
Total	1,383	1,281	1,204

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies and Note 5.7).

(in millions of euros)	2019	2018	2017
Other assets - in the opening balance	1,281	1,204	1,179
Business related variations	97	74	49
Changes in the scope of consolidation	0	7	(6)
Translation adjustment	3	1	(12)
Reclassifications and other items	2	(5)	(6)
Reclassification to assets held for sale	—	—	—
Other assets - in the closing balance	1,383	1,281	1,204
o/w other non-current assets	125	129	110
o/w other current assets	1,258	1,152	1,094

Accounting policies

Other assets relating to “Submarine cable consortiums” are receivables from submarine cable consortium members when Orange is in charge of centralizing the payments to the equipment suppliers that build and manage these cables. These receivables are offset by the liabilities of the same amount (see Note 5.7).

Orange Money is a money transfer, payment and financial services solution provided via an electronic money (“e-money”) account linked to an Orange mobile number.

Since 2016, the Orange group has become an Electronic Money Issuer (“EMI”) in some of the countries in which it operates, via dedicated, approved, internal subsidiaries. Regulations state that EMIs, as last-resort guarantors for the reimbursement of e-money holders, are obliged to restrict the funds collected in exchange for the issue of e-money (obligation to protect holders). The e-money distribution model relies on Orange’s subsidiaries and third-party distributors. EMIs issue e-money (or units of value “UV”) at the request of these distributors in exchange for funds collected therefrom. The distributors then transfer the e-money to end holders.

Within the Orange group, this restriction includes the protection of third-party holders (distributors and customers).

These transactions have no impact on the Group's net financial debt and are listed under the following headings:

–  assets restricted to an amount equal to the e-money in circulation outside of the Orange group (or UV in circulation);

–  UV in circulation under liabilities, representing the obligation to reimburse the third-party holders (customers and third-party distributors).

These two headings are presented under “other assets” and “other liabilities” and under operating activities as “change in working capital requirement”.

Related party transactions

4.7    Related party transactions

The French State, either directly or through Bpifrance Participations, is one of the main shareholders of Orange SA. The communication services provided to the French State are done so as part of a competitive process held for each service according to the nature of the service. They have no material impact on consolidated revenues.

Transactions with associates and joint ventures are presented in Note 11.

Accounting policies

Orange group’s related parties are listed below:

–  the Group’s key management personnel and their families (see Note 6);

–  the French State, and its departments in Bpifrance Participations and central State departments (see Notes 10 and 14);

–  associates, joint ventures and companies in which the Group holds a significant stake (see Note 11).